Borrowings - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,170,977	$ 3,184,512	$ 3,097,742
Current portion	(362,079)	(353,238)	(554,336)
Long-term portion	$ 2,808,898	$ 2,831,274	$ 2,543,406
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	4 years 1 month 6 days	4 years 9 months	4 years 10 months 20 days
Weighted average rate	4.77%	5.67%	6.00%
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 439,600	$ 513,200	$ 523,100
Revolving credit facilities | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	3 years 25 days	4 years 18 days	3 years 5 months 8 days
Weighted average rate	2.81%	4.50%	5.82%
Term loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,400,000	$ 1,400,000	$ 1,400,000
Term loans | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	5 years 6 months 3 days	5 years 9 months 14 days	6 years 14 days
Weighted average rate	2.69%	4.12%	4.76%
Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,100,000	$ 1,100,000	$ 1,000,000
Public bonds | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	2 years 6 months 21 days	3 years 5 months 19 days	3 years 11 months 26 days
Weighted average rate	7.88%	8.18%	7.96%
Non-Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 206,900	$ 241,100	$ 141,200
Non-Public bonds | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	5 years 14 days	5 years 10 months 17 days	5 years 25 days
Weighted average rate	6.13%	5.98%	4.88%
Gross Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,210,926	$ 3,228,654	$ 3,142,177
Gross Carrying Amount | Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	439,600	513,200	523,125
Gross Carrying Amount | Term loans
Disclosure of detailed information about borrowings [line items]
Borrowings	1,426,370	1,399,309	1,443,125
Gross Carrying Amount | Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1,138,086	1,075,000	1,034,769
Gross Carrying Amount | Non-Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	206,870	241,145	141,158
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (39,949)	$ (44,142)	$ (44,435)